Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		500,000,000
Common Stock, Shares, Issued	27,500,327	27,500,327
Common Stock, Shares, Outstanding	27,500,327	27,500,327